SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Textual details (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash, FDIC Insured Amount		$ 250,000
Unrecognized tax benefits	$ 0	0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0